Related Party Transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 15, 2016
Disclosure of transactions between related parties [line items]
Long-term debt	CAD 5,240,000,000	CAD 4,736,000,000	$ 2,687	$ 2,687
Husky Midstream Limited Partnership
Disclosure of transactions between related parties [line items]
Share of equity investment (percent)	35.00%	35.00%
Husky Midstream Limited Partnership | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	CAD 412,000,000	CAD 133,000,000
Purchases of goods, related party transactions	203,000,000	79,000,000
Distributions, related party transactions	25,000,000	0
Contributions, related party transactions	17,000,000	0
Due from related parties, related party transactions	67,000,000	26,000,000
Meridian Limited Partnership | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	15,000,000	13,000,000
Revenue from sale of goods, related party transactions	45,000,000	41,000,000
Cost recovery for services, related party transactions	11,000,000	CAD 12,000,000
Due to related parties, related party transactions	1,000,000
7.25% Senior Note | Ace Dimension Limited
Disclosure of transactions between related parties [line items]
Long-term debt	CAD 31,000,000
Interest rate					7.25%